WEB-BASED TECHNOLOGY (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Schedule of Web Development Costs

	2013	2012
OptimizeRx web-based technology	$154,133	$154,133
SampleMD web-based technology	602,517	602,517
SampleMD 2.0 web-based technology	148,060	0
Subtotal, web-based technology	904,710	756,650
Accumulated amortization	(440,641)	(310,352)
Impairment	(59,083)	(59,083)
Web-based technology, net	$404,986	$387,215